INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Year ended December 31,
	2023	2022	2021

Domestic	$25,408	$(486,294)	$(72,066)
Foreign	12,431	18,451	19,059

Income (loss) before taxes on income	$37,839	$(467,843)	$(53,007)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2023	2022
Deferred tax assets:

Net operating loss carryforward	$17,417	$15,050
Operating lease liabilities	54,861	28,790
Research and development expenses carryforward	13,685	40,330
Share-based compensation	54,310	42,553
Depreciation differences	352	489
Accrued employees costs	4,138	4,198
Other	2,779	1,636

Deferred tax assets	147,542	133,046

Valuation allowance	(91,616)	(96,969)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	5,277	14,032
Property and equipment	1,972	1,934
Operating lease ROU assets	52,502	28,289
Acquired Intangible assets (1)	2,057	2,525
Other	1,285	4,214

Deferred tax liabilities	$63,093	$50,994

Deferred tax liabilities,net	$7,167	$14,917

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term liabilities	$7,167	$14,917

Schedule of Components of Income Tax Expense (Benefit)

	Year ended December 31,
	2023	2022	2021

Current	$10,686	$14,917	$10,621
Deferred	(5,984)	(57,897)	53,581

	$4,702	$(42,980)	$64,202

Domestic	$538	$(55,456)	$59,053
Foreign	4,164	12,476	5,149

	$4,702	$(42,980)	$64,202

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes on income	$37,839	$(467,843)	$(53,007)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense (benefit)	8,703	(107,604)	(12,192)

Change in valuation allowance	9,273	18,179	40,520
Share-based compensation	1,236	3,132	(2,245)
Non-deductible expenses and other permanent differences	(8,265)	939	(1,202)
Effect of subsidiaries with different tax rates	4,597	1,859	4,171
Preferred enterprise benefits	(7,709)	39,108	37,001
Intercompany intangible asset sale	—	—	(3,913)
Income taxes related to prior years	(1,001)	(2,375)	—
Uncertain tax positions	(1,587)	3,894	416
Other	(545)	(112)	1,646

Income tax expense (benefit)	$4,702	$(42,980)	$64,202

Schedule of Unrecognized Tax Benefits Roll Forward

	Year ended December 31,
	2023	2022	2021

Opening balance	$3,338	$5,669	$1,811
Additions based on tax positions related to prior year	—	63	3,282
Additions based on tax positions related to current year	886	2,645	576
Decreases based on tax positions related to prior year	(2,422)	(5,039)	—

Closing balance	$1,802	$3,338	$5,669